BORROWINGS (Long-term) (Details)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Long-term bank borrowings	¥ 537,654,759		¥ 731,507,442
Less: Current portion	(157,865,822)		(242,987,883)
Total long-term borrowings	¥ 379,788,937	$ 58,372,491	¥ 488,519,559